Supplement to the currently effective Statements of Additional Information

DWS Conservative Allocation Fund
DWS Moderate Allocation Fund
DWS Growth Allocation Fund
DWS Growth Plus Allocation Fund
--------------------------------------------------------------------------------


Effective November 1, 2007, the trust currently known as DWS Allocation Series will be renamed DWS Target Date Series.

Effective November 1, 2007, the funds will change their names as follows:

Current Name                               New Name, Effective November 1, 2007
--------------------------------------------------------------------------------
DWS Conservative Allocation Fund           DWS LifeCompass Retirement Fund
--------------------------------------------------------------------------------
DWS Moderate Allocation Fund               DWS LifeCompass 2015 Fund
--------------------------------------------------------------------------------
DWS Growth Allocation Fund                 DWS LifeCompass 2020 Fund
--------------------------------------------------------------------------------
DWS Growth Plus Allocation Fund            DWS LifeCompass 2030 Fund
--------------------------------------------------------------------------------

The  following  replaces  the  "General  Investment   Objectives  and  Policies"
disclosure in the "Investment Policies and Techniques for the Funds" section of each of the above-referenced fund's Statement of Additional Information:


General Investment Objectives and Policies

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objectives will be met.

The Funds are professionally managed portfolios which allocate their investments among select funds in the DWS Family of Funds (the "Underlying DWS Funds") and securities of non-affiliated investment companies (e.g., Exchange Traded Funds). Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Underlying DWS Funds may engage (such as short selling, hedging, etc.) or a financial instrument which the Underlying DWS Funds may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Advisor in its discretion, might, but is not required to, use in managing a fund's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a fund, but, to the extent employed, could from time to time have a material impact on a fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Fund's applicable prospectus.

The Funds may each borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The 1940 Act requires borrowings to have 300% asset coverage. The Funds may each also enter into reverse repurchase agreements.

               Please Retain this Supplement for Future Reference

August 17, 2007




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

 SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:


                                 -----------------

                        DWS Conservative Allocation Fund

                          DWS Moderate Allocation Fund

                           DWS Growth Allocation Fund

                         DWS Growth Plus Allocation Fund


Effective November 1, 2007, the trust currently known as DWS Allocation Series will be renamed DWS Target Date Series.

Effective November 1, 2007, the funds will change their names as follows:

  Current Name                           New Name, Effective November 1, 2007
--------------------------------------------------------------------------------

  DWS Conservative Allocation Fund       DWS LifeCompass Retirement Fund
--------------------------------------------------------------------------------

  DWS Moderate Allocation Fund           DWS LifeCompass 2015 Fund
--------------------------------------------------------------------------------

  DWS Growth Allocation Fund             DWS LifeCompass 2020 Fund
--------------------------------------------------------------------------------

  DWS Growth Plus Allocation Fund        DWS LifeCompass 2030 Fund
--------------------------------------------------------------------------------






                                                                     [Logo]DWS
                                                                       SCUDDER
August 17, 2007                                            Deutsche Bank Group

DWS Conservative Allocation Fund only:

Effective November 1, 2007 and under the fund's new name, DWS LifeCompass Retirement Fund, the following replaces the disclosure in the first three paragraphs of "The Fund's Main Investment Strategy" section of the prospectus:

The fund seeks current income and, as a secondary objective, long-term growth of capital. The fund is designed for investors who are already in or close to retirement or who plan to withdraw portions of their investments in the near future. The fund pursues its investment objective by investing mainly in other DWS mutual funds and securities of non-affiliated investment companies (e.g., Exchange Traded Funds).

The fund has a target asset allocation (see sidebar), which the managers use as a reference point in setting the fund's actual asset allocation. While the actual asset allocation may vary, the managers expect over the long term it will average out to be similar to the target asset allocation.

The managers regularly review the actual asset allocation and may adjust it based on current or expected market conditions or to manage risk. In making their asset allocation decisions, the managers use a proprietary mix of quantitative and qualitative inputs to arrive at a view for the securities markets and segments of those markets. These inputs include, but are not limited to, return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and thorough risk analysis the managers then decide which funds to use as underlying funds and in which proportions.

[PIE CHART APPEARS HERE}

PIE CHART DATA:

Asset Allocation

The fund's target asset allocation is approximately:

35% Equity Funds
65% Fixed Income funds


August 17, 2007

DWS Moderate Allocation Fund only:

Effective November 1, 2007 and under the fund's new name, DWS LifeCompass 2015 Fund, the following replaces the disclosure in the first three paragraphs of "The Fund's Main Investment Strategy" section of the prospectus:

The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2015. The fund pursues its investment objective by investing mainly in other DWS mutual funds and securities of non-affiliated investment companies (e.g., Exchange Traded Funds).

The fund has a target asset allocation, which the managers use as a reference point in setting the fund's actual asset allocation (see sidebar). The target asset allocation for the fund will change over time based on the number of years remaining until the target year, becoming more conservative as the fund approaches the target year. As the target year approaches, the fund's target asset allocation will approach that of the DWS LifeCompass Retirement Fund (the "Retirement Fund"). Once the fund's actual asset allocation is similar to that of the Retirement Fund, the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The fund's target asset allocation may differ from the fund's actual asset allocation. The managers periodically review the actual asset allocation and may adjust it based on the target investment horizon, current or expected market conditions or to manage risk. In making their asset allocation decisions, the managers use a proprietary mix of quantitative and qualitative inputs to arrive at a view for the securities markets and segments of those markets. These inputs include, but are not limited to, return forecasts for asset classes, target investments horizon and investment guidelines. Based on the desired exposure to particular investments and thorough risk analysis the managers then decide which funds to use as underlying funds and in which proportions.

[PIE CHART APPEARS HERE}

PIE CHART DATA:

Asset Allocation

The fund's target asset allocation is approximately:

60% Equity Funds
40% Fixed Income funds

This allocation is consistent with a fund that would seek a balance of current income and growth of capital.

August 17, 2007

DWS Growth Allocation Fund only:

Effective November 1, 2007 and under the fund's new name, DWS LifeCompass 2020 Fund, the following replaces the disclosure in the first three paragraphs of "The Fund's Main Investment Strategy" section of the prospectus:

The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2020. The fund pursues its investment objective by investing mainly in other DWS mutual funds and securities of non-affiliated investment companies (e.g., Exchange Traded Funds).

The fund has a target asset allocation, which the managers use as a reference point in setting the fund's actual asset allocation (see sidebar). The target asset allocation for the fund will change over time based on the number of years remaining until the target year, becoming more conservative as the fund approaches the target year. As the target year approaches, the fund's target asset allocation will approach that of the DWS LifeCompass Retirement Fund (the "Retirement Fund"). Once the fund's actual asset allocation is similar to that of the Retirement Fund, the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The fund's target asset allocation may differ from the fund's actual asset allocation. The managers periodically review the actual asset allocation and may adjust it based on the target investment horizon, current or expected market conditions or to manage risk. In making their asset allocation decisions, the managers use a proprietary mix of quantitative and qualitative inputs to arrive at a view for the securities markets and segments of those markets. These inputs include, but are not limited to, return forecasts for asset classes, target investment horizon and investment guidelines. Based on the desired exposure to particular investments and thorough risk analysis the managers then decide which funds to use as underlying funds and in which proportions.

[PIE CHART APPEARS HERE}

PIE CHART DATA:

Asset Allocation

The fund's target asset allocation is approximately:

70% Equity Funds
30% Fixed Income funds

This allocation is consistent with a fund that would seek long-term growth of capital and, as a secondary objective, current income.

August 17, 2007

DWS Growth Plus Allocation Fund only:

Effective November 1, 2007 and under the fund's new name, DWS LifeCompass 2030 Fund, the following replaces the disclosure in the first three paragraphs of "The Fund's Main Investment Strategy" section of the prospectus:

The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2030. The fund pursues its investment objective by investing mainly in other DWS mutual funds and securities of non-affiliated investment companies (e.g., Exchange Traded Funds).

The fund has a target asset allocation, which the managers use as a reference point in setting the fund's actual asset allocation (see sidebar). The target asset allocation for the fund will change over time based on the number of years remaining until the target year, becoming more conservative as the fund approaches the target year. As the target year approaches, the fund's target asset allocation will approach that of the DWS LifeCompass Retirement Fund (the "Retirement Fund"). Once the fund's actual asset allocation is similar to that of the Retirement Fund, the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The fund's target asset allocation may differ from the fund's actual asset allocation. The managers periodically review the actual asset allocation and may adjust it based on the target investment horizon, current or expected market conditions or to manage risk. In making their asset allocation decisions, the managers use a proprietary mix of quantitative and qualitative inputs to arrive at a view for the securities markets and segments of those markets. These inputs include, but are not limited to, return forecasts for asset classes, target investment horizon and investment guidelines. Based on the desired exposure to particular investments and thorough risk analysis the managers then decide which funds to use as underlying funds and in which proportions.

[PIE CHART APPEARS HERE}

PIE CHART DATA:

Asset Allocation

The fund's target asset allocation is approximately:

90% Equity Funds
10% Fixed Income funds

This allocation is consistent with a fund that would seek long-term growth of capital.

August 17, 2007

               Please Retain This Supplement for Future Reference


August 17, 2007